Annual Operating Expenses {- Fidelity Managed Retirement Income Fund} - 07.31 Fidelity Managed Retirement Funds Z6 Combo PRO-03 - Fidelity Managed Retirement Income Fund - Fidelity Advisor Managed Retirement Income Fund: Class Z6
Sep. 29, 2020
Operating Expenses:
Management fee	0.25%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.25%